                       METLIFE INVESTORS INSURANCE COMPANY
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                          SUPPLEMENT DATED MAY 1, 2011
                                       TO
              PROSPECTUSES DATED NOVEMBER 9, 2006 (AS SUPPLEMENTED)

This supplement revises information in the prospectuses dated November 9, 2006 (as supplemented) for the Class A and B variable annuity contracts issued by MetLife Investors Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 709-2811 to request a free copy.

1. HIGHLIGHTS

In "HIGHLIGHTS" section of the prospectus, replace the "Non-Natural Persons As Owners" paragraph with the following:

     NON-NATURAL PERSONS AS OWNERS. If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The owner of this contract can also be a beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.

     NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a beneficiary under the contract will generally eliminate the beneficiary's ability to stretch the contract or a spousal beneficiary's ability to continue the contract and the living and/or death benefits.

2. FEE TABLES AND EXAMPLES

In "FEE TABLES AND EXAMPLES" section of the prospectus, under "Separate Account Annual Expenses," add the following footnote to the Mortality and Expense
Charge:

* We are waiving the following amounts of the Mortality and Expense Charge: the amount, if any, equal to the underlying fund expenses that are in excess of 0.91% for the subaccount investing in the BlackRock Legacy Large Cap Growth Portfolio (Class A); and the amount, if any, equal to the underlying fund expenses that are in excess of

                                                                  SUPP-MOCAAB511

     0.83% for the subaccount investing in the T. Rowe Price Large Cap Value Portfolio (Class B).

3. INVESTMENT OPTIONS

In the "INVESTMENT OPTIONS" section, replace the sections titled "American Funds Insurance Series (Class 2)" through "Met Investors Series Trust - MetLife Asset Allocation Program (Class B)" with the following:

     AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

     American Funds Insurance Series(R) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:

          American Funds Global Growth Fund
          American Funds Global Small Capitalization Fund
          American Funds Growth Fund

     MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS A)

     Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class A portfolios are available under the contract:

          BlackRock High Yield Portfolio
          BlackRock Large Cap Core Portfolio
          Clarion Global Real Estate Portfolio
          Dreman Small Cap Value Portfolio
          Lazard Mid Cap Portfolio
          Legg Mason ClearBridge Aggressive Growth Portfolio
          Lord Abbett Bond Debenture Portfolio
          Lord Abbett Mid Cap Value Portfolio
          Met/Franklin Low Duration Total Return Portfolio
          Met/Franklin Mutual Shares Portfolio
          Met/Templeton Growth Portfolio
          MFS(R) Emerging Markets Equity Portfolio
          MFS(R) Research International Portfolio
          Morgan Stanley Mid Cap Growth Portfolio
          Oppenheimer Capital Appreciation Portfolio
          PIMCO Inflation Protected Bond Portfolio
          PIMCO Total Return Portfolio
          Pioneer Fund Portfolio (Class A)
          Pioneer Strategic Income Portfolio (Class A)

          T. Rowe Price Large Cap Value Portfolio
               (formerly Lord Abbett Growth and Income Portfolio)
          Van Kampen Comstock Portfolio

     METROPOLITAN SERIES FUND, INC.

     Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:

          BlackRock Bond Income Portfolio (Class B)
          BlackRock Legacy Large Cap Growth Portfolio (Class A)
          BlackRock Money Market Portfolio (Class B)
          Davis Venture Value Portfolio (Class E)
          Loomis Sayles Small Cap Growth Portfolio (Class B)
          Met/Dimensional International Small Company Portfolio (Class B) MFS(R) Total Return Portfolio (Class B)
          MFS(R) Value Portfolio (Class B)
          Oppenheimer Global Equity Portfolio (Class B)

     MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

     In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contract:

          MetLife Defensive Strategy Portfolio
          MetLife Moderate Strategy Portfolio
          MetLife Balanced Strategy Portfolio
          MetLife Growth Strategy Portfolio
          MetLife Aggressive Strategy Portfolio

     MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIO (CLASS B)

     In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolio is also available under the contract:

          Met/Franklin Templeton Founding Strategy Portfolio

     MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B)

     In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are also available under the contract:

          SSgA Growth and Income ETF Portfolio
          SSgA Growth ETF Portfolio

In the "Dollar Cost Averaging Programs" section, add the following to the end of the second paragraph:

     We will terminate your participation in a dollar cost averaging program when we receive notification of your death in good order.

In the "Automatic Rebalancing Program" section, add the following to the end of the fourth paragraph:

     We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death in good order.

4. EXPENSES

In the Class B prospectus, in the "EXPENSES" section, under "Withdrawal Charge," add the following as the last sentence before the "Free Withdrawal Amount" heading:

     A withdrawal charge may be assessed if prior purchase payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law.

Replace the last two paragraphs under the "Free Withdrawal Amount" heading with the following:

     We do not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.

     NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.

5. ANNUITY PAYMENTS (THE INCOME PHASE)

In the "ANNUITY PAYMENTS (THE INCOME PHASE)" section, under the "Annuity Options" heading, add the following as the third-to-last paragraph:

     Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor annuity options (or income types) and may also prohibit payments for as long as the owner's life in certain circumstances.

6. ACCESS TO YOUR MONEY

In the "ACCESS TO YOUR MONEY" section, under the "Systematic Withdrawal Program" heading, add the following as the second paragraph:

     We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death in good order.

7. DEATH BENEFIT

In the "DEATH BENEFIT" section, under the "Upon Your Death" heading, add the following as the last paragraph:

     If we are presented in good order with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.

8. FEDERAL INCOME TAX STATUS

In the "FEDERAL INCOME TAX STATUS" section, under the "Annuity Payments" heading, add the following as the last paragraph:

     Starting in 2011, if your contract allows and you elect to apply less than the entire account value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your contract.

9. APPENDIX A

At the end of APPENDIX A, replace the first paragraph of the "Discontinued Investment Portfolios" section with the following:

     DISCONTINUED INVESTMENT PORTFOLIOS. The following investment portfolios are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. International Growth Fund (Series I) (closed effective May 1, 2002) (formerly AIM Variable Insurance
     Funds: AIM V.I. International Growth Fund (Series I)); (b) Franklin Templeton Variable Insurance Products Trust: Templeton Foreign Securities Fund (closed effective May 1, 2004); (c) Met Investors Series Trust: T. Rowe Price Mid Cap Growth Portfolio (closed effective May 1, 2003) and, for contracts issued prior to May 1, 2002, T. Rowe Price Large Cap Value Portfolio (Class A) (closed effective May 1, 2004)

     (formerly Lord Abbett Growth and Income Portfolio); (d) Metropolitan Series Fund, Inc.: Artio International Stock Portfolio (formerly Julius Baer International Stock Portfolio and previously FI International Stock Portfolio and Putnam International Stock Portfolio) (closed effective December 19, 2003), T. Rowe Price Small Cap Growth Portfolio and T. Rowe Price Large Cap Growth Portfolio (closed effective May 1, 2004), and Jennison Growth Portfolio (closed effective May 1, 2005); (e) Putnam Variable Trust (Class IB): Putnam VT Equity Income Fund (closed effective April 28, 2008).

Add the following to the end of the "Discontinued Investment Portfolios" section:

     Effective as of May 1, 2011, Franklin Templeton Variable Insurance Products
     Trust: Templeton Growth Securities Fund (Class 2) (closed effective April 28, 2008) was replaced with Met Investors Series Trust: Met/Templeton Growth Portfolio (Class B).

     Effective as of May 1, 2011, Met Investors Series Trust: Legg Mason Value Equity Portfolio (Class B) (closed effective May 1, 2006) merged into Met Investors Series Trust: Legg Mason ClearBridge Aggressive Growth Portfolio (Class B).

10. INVESTMENT PORTFOLIO EXPENSES TABLE

Replace the Investment Portfolio Expenses Table in the prospectus with the Investment Portfolio Expenses Table attached to this prospectus supplement.

11. APPENDIX B

Replace Appendix B with the Appendix B attached to this prospectus supplement.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                Telephone: (800) 709-2811
Irvine, CA 92614

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.

                                                                                                                 NET
                                                                            ACQUIRED    TOTAL    CONTRACTUAL    TOTAL
                                                                              FUND      ANNUAL     EXPENSE      ANNUAL
                                       MANAGEMENT  12B-1/SERVICE    OTHER   FEES AND  PORTFOLIO    SUBSIDY    PORTFOLIO
                                          FEES          FEES      EXPENSES  EXPENSES   EXPENSES  OR DEFERRAL   EXPENSES
                                       ----------  -------------  --------  --------  ---------  -----------  ---------
AMERICAN FUNDS INSURANCE SERIES(R)
   American Funds Global Growth
      Fund                                0.53%        0.25%        0.03%     0.00%     0.81%       0.00%       0.81%
   American Funds Global Small
      Capitalization Fund                 0.71%        0.25%        0.04%     0.00%     1.00%       0.00%       1.00%
   American Funds Growth Fund             0.32%        0.25%        0.02%     0.00%     0.59%       0.00%       0.59%
MET INVESTORS SERIES TRUST
   BlackRock High Yield Portfolio         0.60%        0.25%        0.05%     0.00%     0.90%       0.00%       0.90%
   BlackRock Large Cap Core
      Portfolio                           0.59%        0.25%        0.05%     0.00%     0.89%       0.00%       0.89%
   Clarion Global Real Estate
      Portfolio                           0.62%        0.25%        0.07%     0.00%     0.94%       0.00%       0.94%
   Dreman Small Cap Value Portfolio       0.79%        0.25%        0.08%     0.00%     1.12%       0.00%       1.12%
   Lazard Mid Cap Portfolio               0.69%        0.25%        0.04%     0.00%     0.98%       0.00%       0.98%
   Legg Mason ClearBridge
      Aggressive Growth Portfolio         0.64%        0.25%        0.04%     0.00%     0.93%       0.00%       0.93%
   Lord Abbett Bond Debenture
      Portfolio                           0.50%        0.25%        0.03%     0.00%     0.78%       0.00%       0.78%
   Lord Abbett Mid Cap Value
      Portfolio                           0.68%        0.25%        0.07%     0.00%     1.00%       0.00%       1.00%
   Met/Franklin Low Duration Total
      Return Portfolio                    0.51%        0.25%        0.14%     0.00%     0.90%       0.03%       0.87%
   Met/Franklin Mutual Shares
      Portfolio                           0.80%        0.25%        0.08%     0.00%     1.13%       0.00%       1.13%
   Met/Templeton Growth Portfolio         0.69%        0.25%        0.13%     0.00%     1.07%       0.02%       1.05%
   MFS(R) Emerging Markets Equity
      Portfolio                           0.94%        0.25%        0.18%     0.00%     1.37%       0.00%       1.37%
   MFS(R) Research International
      Portfolio                           0.69%        0.25%        0.09%     0.00%     1.03%       0.03%       1.00%
   Morgan Stanley Mid Cap Growth
      Portfolio                           0.66%        0.25%        0.14%     0.00%     1.05%       0.02%       1.03%
   Oppenheimer Capital
      Appreciation Portfolio              0.60%        0.25%        0.06%     0.00%     0.91%       0.00%       0.91%
   PIMCO Inflation Protected Bond
      Portfolio                           0.47%        0.25%        0.04%     0.00%     0.76%       0.00%       0.76%
   PIMCO Total Return Portfolio           0.48%        0.25%        0.03%     0.00%     0.76%       0.00%       0.76%
   Pioneer Fund Portfolio                 0.64%        0.00%        0.05%     0.00%     0.69%       0.02%       0.67%
   Pioneer Strategic Income
      Portfolio                           0.59%        0.00%        0.08%     0.00%     0.67%       0.00%       0.67%
   T. Rowe Price Large Cap Value
      Portfolio(1)                        0.57%        0.25%        0.02%     0.00%     0.84%       0.00%       0.84%
   Van Kampen Comstock Portfolio          0.60%        0.25%        0.04%     0.00%     0.89%       0.00%       0.89%
METROPOLITAN SERIES FUND, INC.
   BlackRock Bond Income Portfolio        0.37%        0.25%        0.03%     0.00%     0.65%       0.03%       0.62%
   BlackRock Legacy Large Cap
      Growth Portfolio                    0.73%        0.00%        0.04%     0.00%     0.77%       0.02%       0.75%
   BlackRock Money Market Portfolio       0.32%        0.25%        0.02%     0.00%     0.59%       0.01%       0.58%
   Davis Venture Value Portfolio          0.70%        0.15%        0.03%     0.00%     0.88%       0.05%       0.83%
   Loomis Sayles Small Cap Growth
      Portfolio                           0.90%        0.25%        0.17%     0.00%     1.32%       0.05%       1.27%
   Met/Dimensional International
      Small Company Portfolio             0.81%        0.25%        0.20%     0.00%     1.26%       0.00%       1.26%
   MFS(R) Total Return Portfolio          0.54%        0.25%        0.04%     0.00%     0.83%       0.00%       0.83%
   MFS(R) Value Portfolio                 0.71%        0.25%        0.02%     0.00%     0.98%       0.11%       0.87%
   Oppenheimer Global Equity
      Portfolio                           0.53%        0.25%        0.08%     0.00%     0.86%       0.00%       0.86%

                                                                                                                 NET
                                                                            ACQUIRED    TOTAL    CONTRACTUAL    TOTAL
                                                                              FUND      ANNUAL     EXPENSE      ANNUAL
                                       MANAGEMENT  12B-1/SERVICE    OTHER   FEES AND  PORTFOLIO    SUBSIDY    PORTFOLIO
                                          FEES          FEES      EXPENSES  EXPENSES   EXPENSES  OR DEFERRAL   EXPENSES
                                       ----------  -------------  --------  --------  ---------  -----------  ---------
MET INVESTORS SERIES TRUST -- METLIFE
   ASSET ALLOCATION PROGRAM
   MetLife Defensive Strategy
      Portfolio                           0.07%        0.25%        0.01%     0.58%     0.91%       0.00%       0.91%
   MetLife Moderate Strategy
      Portfolio                           0.06%        0.25%        0.00%     0.62%     0.93%       0.00%       0.93%
   MetLife Balanced Strategy
      Portfolio                           0.05%        0.25%        0.01%     0.66%     0.97%       0.00%       0.97%
   MetLife Growth Strategy
      Portfolio                           0.06%        0.25%        0.00%     0.74%     1.05%       0.00%       1.05%
   MetLife Aggressive Strategy
      Portfolio                           0.09%        0.25%        0.02%     0.74%     1.10%       0.01%       1.09%
MET INVESTORS SERIES TRUST --
   FRANKLIN TEMPLETON ASSET
   ALLOCATION PORTFOLIO
   Met/Franklin Templeton
      Founding Strategy Portfolio         0.05%        0.25%        0.02%     0.81%     1.13%       0.02%       1.11%
MET INVESTORS SERIES TRUST -- SSGA
   ETF PORTFOLIOS
   SSgA Growth and Income ETF
      Portfolio                           0.31%        0.25%        0.02%     0.28%     0.86%       0.00%       0.86%
   SSgA Growth ETF Portfolio              0.33%        0.25%        0.03%     0.27%     0.88%       0.00%       0.88%

(1) The Management Fee has been restated to reflect an amended advisory agreement, as if the fee had been in effect during the previous fiscal year.

The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2011, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements is in effect until at least April 30, 2012 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended December 31, 2010.

Certain portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." Each "fund of funds" invests substantially all of its assets in other portfolios. Because the portfolio invests in other underlying portfolios, the portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. See the investment portfolio prospectus for more information.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AMERICAN FUNDS INSURANCE SERIES(R)      CLARION GLOBAL REAL ESTATE PORTFOLIO
(CLASS 2)
                                        SUBADVISER: ING Clarion Real Estate
American Funds Insurance Series(R) is   Securities LLC
a trust with multiple portfolios.
Capital Research and Management         INVESTMENT OBJECTIVE: The Clarion Global
Company is the investment adviser to    Real Estate Portfolio seeks total return
each portfolio. The following Class 2   through investment in real estate
portfolios are available under the      securities, emphasizing both capital
contract:                               appreciation and current income.

AMERICAN FUNDS GLOBAL GROWTH FUND       DREMAN SMALL CAP VALUE PORTFOLIO

INVESTMENT OBJECTIVE: The American      SUBADVISER: Dreman Value Management, LLC
Funds Global Growth Fund seeks
long-term growth of capital.            INVESTMENT OBJECTIVE: The Dreman Small
                                        Cap Value Portfolio seeks capital
AMERICAN FUNDS GLOBAL SMALL             appreciation.
CAPITALIZATION FUND
                                        LAZARD MID CAP PORTFOLIO
INVESTMENT OBJECTIVE: The American
Funds Global Small Capitalization       SUBADVISER: Lazard Asset Management LLC
Fund seeks long-term growth of
capital.                                INVESTMENT OBJECTIVE: The Lazard Mid Cap
                                        Portfolio seeks long-term growth of
AMERICAN FUNDS GROWTH FUND              capital.

INVESTMENT OBJECTIVE: The American      LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH
Funds Growth Fund seeks growth of       PORTFOLIO
capital.
                                        SUBADVISER: ClearBridge Advisors, LLC
MET INVESTORS SERIES TRUST (CLASS B
OR, AS NOTED, CLASS A)                  INVESTMENT OBJECTIVE: The Legg Mason
                                        ClearBridge Aggressive Growth Portfolio
Met Investors Series Trust is managed   seeks capital appreciation.
by MetLife Advisers, LLC, which is an
affiliate of MetLife Investors. Met     LORD ABBETT BOND DEBENTURE PORTFOLIO
Investors Series Trust is a mutual
fund with multiple portfolios. The      SUBADVISER: Lord, Abbett & Co. LLC
following Class B or, as noted, Class
A portfolios are available under the    INVESTMENT OBJECTIVE: The Lord Abbett
contract:                               Bond Debenture Portfolio seeks high
                                        current income and the opportunity for
BLACKROCK HIGH YIELD PORTFOLIO          capital appreciation to produce a high
                                        total return.
SUBADVISER: BlackRock Financial
Management, Inc.                        LORD ABBETT MID CAP VALUE PORTFOLIO

INVESTMENT OBJECTIVE: The BlackRock     SUBADVISER: Lord, Abbett & Co. LLC
High Yield Portfolio seeks to
maximize total return, consistent       INVESTMENT OBJECTIVE: The Lord Abbett
with income generation and prudent      Mid Cap Value Portfolio seeks capital
investment management.                  appreciation through investments,
                                        primarily in equity securities, which
BLACKROCK LARGE CAP CORE PORTFOLIO      are believed to be undervalued in the
                                        marketplace.
SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: The BlackRock
Large Cap Core Portfolio seeks
long-term capital growth.

MET/FRANKLIN LOW DURATION TOTAL         PIMCO TOTAL RETURN PORTFOLIO
RETURN PORTFOLIO
                                        SUBADVISER: Pacific Investment
SUBADVISER: Franklin Advisers, Inc.     Management Company LLC

INVESTMENT OBJECTIVE: The               INVESTMENT OBJECTIVE: The PIMCO Total
Met/Franklin Low Duration Total         Return Portfolio seeks maximum total
Return Portfolio seeks a high level     return, consistent with the preservation
of current income, while seeking        of capital and prudent investment
preservation of shareholders'           management.
capital.
                                        PIONEER FUND PORTFOLIO (CLASS A)
MET/FRANKLIN MUTUAL SHARES PORTFOLIO
                                        SUBADVISER: Pioneer Investment
SUBADVISER: Franklin Mutual Advisers,   Management, Inc.
LLC
                                        INVESTMENT OBJECTIVE: The Pioneer Fund
INVESTMENT OBJECTIVE: The               Portfolio seeks reasonable income and
Met/Franklin Mutual Shares Portfolio    capital growth.
seeks capital appreciation, which may
occasionally be short-term. The         PIONEER STRATEGIC INCOME PORTFOLIO
portfolio's secondary investment        (CLASS A)
objective is income.
                                        SUBADVISER: Pioneer Investment
MET/TEMPLETON GROWTH PORTFOLIO          Management, Inc.

SUBADVISER: Templeton Global Advisors   INVESTMENT OBJECTIVE: The Pioneer
Limited                                 Strategic Income Portfolio seeks a high
                                        level of current income.
INVESTMENT OBJECTIVE: The
Met/Templeton Growth Portfolio seeks    T. ROWE PRICE LARGE CAP VALUE PORTFOLIO
long-term capital growth.               (formerly Lord Abbett Growth and Income
                                        Portfolio)
MFS(R) EMERGING MARKETS EQUITY
PORTFOLIO                               SUBADVISER: T. Rowe Price Associates,
                                        Inc. (formerly Lord, Abbett & Co. LLC)
SUBADVISER: Massachusetts Financial
Services Company                        INVESTMENT OBJECTIVE: The T. Rowe Price
                                        Large Cap Value Portfolio seeks
INVESTMENT OBJECTIVE: The MFS(R)        long-term capital appreciation by
Emerging Markets EquitY Portfolio       investing in common stocks believed to
seeks capital appreciation.             be undervalued. Income is a secondary
                                        objective.
MFS(R) RESEARCH INTERNATIONAL
PORTFOLIO                               VAN KAMPEN COMSTOCK PORTFOLIO

SUBADVISER: Massachusetts Financial     SUBADVISER: Invesco Advisers, Inc.
Services Company
                                        INVESTMENT OBJECTIVE: The Van Kampen
INVESTMENT OBJECTIVE: The MFS(R)        Comstock Portfolio seeks capital growth
Research International Portfolio        and income.
seeks capital appreciation.
                                        METROPOLITAN SERIES FUND, INC.
MORGAN STANLEY MID CAP GROWTH
PORTFOLIO (CLASS B)                     Metropolitan Series Fund, Inc. is a
                                        mutual fund with multiple portfolios.
SUBADVISER: Morgan Stanley Investment   MetLife Advisers, LLC is the investment
Management Inc.                         adviser to the portfolios. The following
                                        portfolios are available under the
INVESTMENT OBJECTIVE: The Morgan        contract:
Stanley Mid Cap Growth Portfolio
seeks capital appreciation.             BLACKROCK BOND INCOME PORTFOLIO (CLASS
                                        B)
OPPENHEIMER CAPITAL APPRECIATION
PORTFOLIO                               SUBADVISER: BlackRock Advisors, LLC

SUBADVISER: OppenheimerFunds, Inc.      INVESTMENT OBJECTIVE: The BlackRock Bond
                                        Income Portfolio seeks a competitive
INVESTMENT OBJECTIVE: The Oppenheimer   total return primarily from investing in
Capital Appreciation Portfolio seeks    fixed-income securities.
capital appreciation.

PIMCO INFLATION PROTECTED BOND
PORTFOLIO

SUBADVISER: Pacific Investment
Management Company LLC

INVESTMENT OBJECTIVE: The PIMCO
Inflation Protected Bond Portfolio
seeks maximum real return, consistent
with preservation of capital and
prudent investment management.

BLACKROCK LEGACY LARGE CAP GROWTH       MFS(R) TOTAL RETURN PORTFOLIO (CLASS B)
PORTFOLIO (CLASS A)
                                        SUBADVISER: Massachusetts Financial
SUBADVISER: BlackRock Advisors, LLC     Services Company

INVESTMENT OBJECTIVE: The BlackRock     INVESTMENT OBJECTIVE: The MFS(R) Total
Legacy Large Cap Growth Portfolio       Return Portfolio seeks a favorable total
seeks long-term growth of capital.      return through investment in a
                                        diversified portfolio.
BLACKROCK MONEY MARKET PORTFOLIO
(CLASS B)                               MFS(R) VALUE PORTFOLIO (CLASS B)

SUBADVISER: BlackRock Advisors, LLC     SUBADVISER: Massachusetts Financial
                                        Services Company
INVESTMENT OBJECTIVE: The BlackRock
Money Market Portfolio seeks a high     INVESTMENT OBJECTIVE: The MFS(R) Value
level of current income consistent      Portfolio seeks capital appreciation.
with preservation of capital.
                                        OPPENHEIMER GLOBAL EQUITY PORTFOLIO
An investment in the BlackRock Money    (CLASS B)
Market Portfolio is not insured or
guaranteed by the Federal Deposit       SUBADVISER: OppenheimerFunds, Inc.
Insurance Company or any other
government agency. Although the         INVESTMENT OBJECTIVE: The Oppenheimer
BlackRock Money Market Portfolio        Global Equity Portfolio seeks capital
seeks to preserve the value of your     appreciation.
investment at $100 per share, it is
possible to lose money by investing     MET INVESTORS SERIES TRUST -- METLIFE
in the BlackRock Money Market           ASSET ALLOCATION PROGRAM (CLASS B)
Portfolio.
                                        In addition to the Met Investors Series
During extended periods of low          Trust Portfolios listed above, the
interest rates, the yields of the       following Class B portfolios managed by
BlackRock Money Market Portfolio may    MetLife Advisers, LLC are available
become extremely low and possibly       under the contract:
negative.
                                        METLIFE DEFENSIVE STRATEGY PORTFOLIO
DAVIS VENTURE VALUE PORTFOLIO (CLASS
E)                                      INVESTMENT OBJECTIVE: The MetLife
                                        Defensive Strategy Portfolio seeks to
SUBADVISER: Davis Selected Advisers,    provide a high level of current income
L.P. Davis Selected Advisers, L.P.      with growth of capital, a secondary
may delegate any of its                 objective.
responsibilities to Davis Selected
Advisers -- NY, Inc., a wholly-owned    METLIFE MODERATE STRATEGY PORTFOLIO
subsidiary.
                                        INVESTMENT OBJECTIVE: The MetLife
INVESTMENT OBJECTIVE: The Davis         Moderate Strategy Portfolio seeks to
Venture Value Portfolio seeks growth    provide a high total return in the form
of capital.                             of income and growth of capital, with a
                                        greater emphasis on income.
LOOMIS SAYLES SMALL CAP GROWTH
PORTFOLIO (CLASS B)                     METLIFE BALANCED STRATEGY PORTFOLIO

SUBADVISER: Loomis, Sayles & Company,   INVESTMENT OBJECTIVE: The MetLife
L.P.                                    Balanced Strategy Portfolio seeks to
                                        provide a balance between a high level
INVESTMENT OBJECTIVE: The Loomis        of current income and growth of capital
Sayles Small Cap Growth Portfolio       with a greater emphasis on growth of
seeks long-term capital growth.         capital.

MET/DIMENSIONAL INTERNATIONAL SMALL     METLIFE GROWTH STRATEGY PORTFOLIO
COMPANY PORTFOLIO (CLASS B)
                                        INVESTMENT OBJECTIVE: The MetLife Growth
SUBADVISER: Dimensional Fund Advisors   Strategy Portfolio seeks to provide
LP                                      growth of capital.

INVESTMENT OBJECTIVE: The
Met/Dimensional International Small
Company Portfolio seeks long-term
capital appreciation.

METLIFE AGGRESSIVE STRATEGY PORTFOLIO   SSGA GROWTH AND INCOME ETF PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife       SUBADVISER: SSgA Funds Management, Inc.
Aggressive Strategy Portfolio seeks
growth of capital.                      INVESTMENT OBJECTIVE: The SSgA Growth
                                        and Income ETF Portfolio seeks growth of
MET INVESTORS SERIES TRUST --           capital and income.
FRANKLIN TEMPLETON ASSET ALLOCATION
PORTFOLIO (CLASS B)                     SSGA GROWTH ETF PORTFOLIO

In addition to the Met Investors        SUBADVISER: SSgA Funds Management, Inc.
Series Trust portfolios listed above,
the following Class B portfolio         INVESTMENT OBJECTIVE: The SSgA Growth
managed by MetLife Advisers, LLC is     ETF Portfolio seeks growth of capital.
also available under the contract:

MET/FRANKLIN TEMPLETON FOUNDING
STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The
Met/Franklin Templeton Founding
Strategy Portfolio seeks capital
appreciation and secondarily seeks
income.

MET INVESTORS SERIES TRUST -- SSGA
ETF PORTFOLIOS (CLASS B)

In addition to the Met Investors
Series Trust portfolios listed above,
the following Class B portfolios
managed by MetLife Advisers, LLC are
also available under the contract: